Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of market adjustment of cash flow hedges generated by hedge instruments - Cash flow hedges [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of market adjustment of cash flow hedges generated by hedge instruments [Line Items]
Cash flow hedge net gains (losses)	$ (373,581)	$ (136,765)
Interbank loans [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of market adjustment of cash flow hedges generated by hedge instruments [Line Items]
Cash flow hedge net gains (losses)	974	(962)
Time deposits and other time liabilities [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of market adjustment of cash flow hedges generated by hedge instruments [Line Items]
Cash flow hedge net gains (losses)	(8,816)
Issued debt instruments [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of market adjustment of cash flow hedges generated by hedge instruments [Line Items]
Cash flow hedge net gains (losses)	21,701	(6,990)
Debt instruments at FVOCI [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of market adjustment of cash flow hedges generated by hedge instruments [Line Items]
Cash flow hedge net gains (losses)	(33,509)	(25,833)
Loans and accounts receivable at amortized cost [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of market adjustment of cash flow hedges generated by hedge instruments [Line Items]
Cash flow hedge net gains (losses)	$ (353,931)	$ (102,980)